Provisions and other liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions made during the year	$ 3,295	$ 3,999
Upward adjustments / increase in provision		0
Expenditures	2,634	1,747
Downward adjustments / provision eliminated	1,486	3,261
Effect of movements in exchange rates	(48)	(80)
Warranty provision
Disclosure of other provisions [line items]
Provisions made during the year	3,189	3,855
New additions to provision	3,098	3,855
Upward adjustments / increase in provision	91	0
Expenditures	2,569	1,458
Downward adjustments / provision eliminated	1,486	967
Effect of movements in exchange rates	(11)	2
Decommissioning liabilities
Disclosure of other provisions [line items]
Provisions made during the year	40	40
New additions to provision	40	40
Expenditures	0	0
Downward adjustments / provision eliminated	0	2,292
Effect of movements in exchange rates	$ (36)	$ (78)
Estimated future cash flows discounted percentage	0.39%	1.68%
Undiscounted amount of the estimated cash flows	$ 1,952	$ 1,914